Condensed Consolidated Balance Sheets (Parentheticals) - Previously Reported - $ / shares	Dec. 30, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common stock, shares issued	5,601,020	2,629,199
Common stock, shares outstanding	5,601,020	2,629,199